Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,885,000
Previously Paid Amount	0.00
Total Fee Amount	573.43
Total Offset Amount	0.00
Net Fee	573.43
Narrative - Max Aggregate Offering Price	$ 3,885,000
Final Prospectus	true